Business Segments (Analysis Of Profitability By Segment) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Pretax operating income									$ 732,035	$ 722,383	[1]	$ 673,417
Pretax operating income, Change									9,652	48,966
Applicable taxes									(238,335)	(242,558)	[1]	(226,426)
Applicable taxes, Change									4,223	(16,132)
After-tax total, before discontinued operations									493,700	479,825	[1]	446,991
After-tax total net operating income, before discontinued operations, Change									13,875	32,834
Discontinued operations (after tax)									0	27,932	[1]	26,810
Discontinued operations (after tax), Change									(27,932)	1,122
Net operating income									493,700	507,757	[1]	473,801
Net operating income, change									(14,057)	33,956
Realized gains (losses)-investments (after tax)									16,838	24,270	[1]	(85,345)
Realized gains (losses)-investments (after tax), Change									(7,432)	109,615
Realized gains (losses)-discontinued operations (after tax)									0	1,852	[1]	(7,909)
Realized gains (losses)-discontinued operations (after tax), Change									(1,852)	9,761
Loss on disposal of discontinued operations (after tax)									(455)	(35,013)	[1]	0
Loss on disposal of discontinued operations (after tax), Change									34,558	(35,013)
Tax settlements (after tax)									0	(2,858)	[1]	2,858
Tax settlements (after tax), Change									0	(2,858)
Net proceeds (cost) from legal settlements (after tax)									(7,800)	0	[1]	0
Cost of legal settlements (after tax), Change									(7,800)	0
State administrative settlement (after tax)									(4,486)	0	[1]	0
State administrative settlement (after tax), Change									(4,486)	0
Loss on Company-occupied property (after tax)									0	231	[1]	(355)
Loss on sale of equipment (after tax)									(636)	0	[1]	0
Loss on sale of equipment (after tax), Change									(636)	0
Net income	122,839	131,400	142,781	100,141	154,808	114,531	126,049	121,676	497,161	498,866	[1]	383,174
Net income, Change									(1,705)	115,692
Pretax operating income, Change %									1.00%	7.00%
Applicable taxes, Change %									(2.00%)	7.00%
After-tax total net operating income, before discontinued operations, Change %									3.00%	7.00%
Discontinued operations (after tax), Change %										4.00%
Net operating income, change percent									(3.00%)	7.00%
Net income, Change %									0.00%	30.00%
Life Insurance [Member]
Segment Reporting Information [Line Items]
Pretax operating income									460,963	430,262	[1]	395,931
Pretax operating income, Change									30,701	34,331
Pretax operating income, Change %									7.00%	9.00%
Health Insurance [Member]
Segment Reporting Information [Line Items]
Pretax operating income									188,990	198,966	[1]	198,321
Pretax operating income, Change									(9,976)	645
Pretax operating income, Change %									(5.00%)	0.00%
Annuity [Member]
Segment Reporting Information [Line Items]
Pretax operating income									2,345	1,348	[1]	312
Pretax operating income, Change									997	1,036
Other Income [Member]
Segment Reporting Information [Line Items]
Pretax operating income									2,507	2,834	[1]	2,914
Pretax operating income, Change									(327)	(80)
Pretax operating income, Change %									(12.00%)	(3.00%)
General and Administrative Expense [Member]
Segment Reporting Information [Line Items]
Pretax operating income									(159,109)	(155,615)	[1]	(150,325)
Pretax operating income, Change									(3,494)	(5,290)
Pretax operating income, Change %									2.00%	4.00%
Investment [Member]
Segment Reporting Information [Line Items]
Pretax operating income									258,986	265,245	[1]	245,714
Pretax operating income, Change									(6,259)	19,531
Pretax operating income, Change %									(2.00%)	8.00%
Corporate And Adjustments [Member]
Segment Reporting Information [Line Items]
Pretax operating income									(22,647)	(20,657)	[1]	(19,450)
Pretax operating income, Change									$ (1,990)	$ (1,207)
Pretax operating income, Change %									10.00%	6.00%

[1]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.